BORROWINGS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 1,882,000,000	$ 1,440,000,000
Current borrowings and current portion of non-current borrowings	2,965,000,000	2,757,000,000
Non-current portion of non-current borrowings	37,275,000,000	38,052,000,000
Parent company
Disclosure of detailed information about borrowings [line items]
Current borrowings	0	$ 0
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 2,350,000,000
Revolving credit facility | Floating interest rate | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	2.50%
Revolving credit facility | Floating interest rate | Base rate or prime rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.50%
Brookfield credit agreements
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 1,000,000,000
Brookfield credit agreements | At April 27, 2025
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 500,000,000
Brookfield credit agreements | Floating interest rate | Base rate or prime rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	2.45%
Brookfield credit agreements | Floating interest rate | LIBOR or bankers' acceptance rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	3.45%